OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
OTHER INTANGIBLE ASSETS
NOTE 19: OTHER INTANGIBLE ASSETS

	The Group						The Bank
	Brands	Core deposit intangible	Purchased credit card relationships	Customer- related intangibles	Capitalised software enhancements	Total	Capitalised software enhancements
	£m	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	584	2,770	1,002	50	4,926	9,332	4,280
Additions	—	—	—	—	984	984	857
Disposals	—	—	—	—	(55)	(55)	(6)
At 31 December 2020	584	2,770	1,002	50	5,855	10,261	5,131
Additions	—	—	—	—	986	986	886
Disposals and write-offs	—	—	—	—	(460)	(460)	(321)
At 31 December 2021	584	2,770	1,002	50	6,381	10,787	5,696
Accumulated amortisation:
At 1 January 2020	204	2,770	481	50	2,046	5,551	1,662
Charge for the year (note 9)	—	—	70	—	583	653	515
Disposals	—	—	—	—	(55)	(55)	(6)
At 31 December 2020	204	2,770	551	50	2,574	6,149	2,171
Charge for the year (note 9)	—	—	70	—	884	954	750
Disposals and write-offs	—	—	—	—	(460)	(460)	(321)
At 31 December 2021	204	2,770	621	50	2,998	6,643	2,600
Balance sheet amount at 31 December 2021	380	—	381	—	3,383	4,144	3,096
Balance sheet amount at 31 December 2020	380	—	451	—	3,281	4,112	2,960
Brands arising from the acquisition of Bank of Scotland in 2009 are recognised on the Group's balance sheet and have been determined to have an indefinite useful life. The carrying value at 31 December 2021 was £380 million (2020: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a six-year period of the income generated by the Bank of Scotland cost generating unit, a discount rate of 10.25 per cent and a future growth rate of 3.5 per cent. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.